UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549


                                FORM 24F-2
                     Annual Notice of Securities Sold
			   Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form. Please print or type.

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1.	Name and address of issuer:

        JPMorgan Trust II
	522 Fifth Avenue
	New York, New York  10036
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2.	The name of each series or class of securities for which this
	Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
	list series or classes):	   		[ ]


	JPMorgan Small Cap Growth Fund
	JPMorgan Small Cap Value Fund
	JPMorgan Diversified Mid Cap Growth Fund
	JPMorgan Diversified Mid Cap Value Fund
	JPMorgan Intrepid Mid Cap Fund
	JPMorgan Large Cap Growth Fund
	JPMorgan Large Cap Value Fund
	JPMorgan Equity Income Fund
	JPMorgan Equity Index Fund
	JPMorgan Market Expansion Index Fund
	JPMorgan International Equity Index Fund
	JPMorgan Technology Fund
	JPMorgan Multi-Cap Market Neutral Fund
	JPMorgan Investor Growth Fund
	JPMorgan Investor Growth & Income Fund
	JPMorgan Investor Balanced Fund
	JPMorgan Investor Conservative Growth Fund
	JPMorgan Short Duration Bond Fund
	JPMorgan Ultra Short Term Bond Fund
	JPMorgan Intermediate Bond Fund
	JPMorgan Core Bond Fund
	JPMorgan Core Plus Bond Fund
	JPMorgan Government Bond Fund
	JPMorgan Treasury & Agency Fund
	JPMorgan High Yield Bond Fund
	JPMorgan Mortgage-Backed Securities Fund
	JPMorgan Short Term  Municipal Bond Fund
	JPMorgan Tax Free Bond Fund
	JPMorgan Municipal Income Fund
	JPMorgan Arizona Municipal Bond Fund
	JPMorgan Kentucky Municipal Bond Fund
	JPMorgan Louisiana Municipal Bond Fund
	JPMorgan Michigan Municipal Bond Fund
	JPMorgan Ohio Municipal Bond Fund
	JPMorgan West Virginia Municipal Bond Fund
	JPMorgan Liquid Assets Money Market Fund
	JPMorgan U.S. Government Money Market Fund
	JPMorgan U.S. Treasury Plus Money Market Fund
	JPMorgan Municipal Money Market Fund
	JPMorgan Michigan Municipal Money Market Fund
	JPMorgan Ohio Municipal Money Market Fund

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3.	Investment Company Act File Number:  811-4236

	Securities Act File Number:  2-95973
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4(a). 	Last day of fiscal year for which this form is filed:

 	June 30, 2005
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4(b). 	[ ]  Check box if this Form is being filed late (i.e., more
	     than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). 	[ ]  Check box if this is the last time the issuer will be
	     filing this Form.
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5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):

						$ 358,249,347,400
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	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:

						$388,814,554,611
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	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
						$  3,650,296,873
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	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:

						$392,464,851,484
                                        	-------------------



	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:

						$     0
						-------------------

	(vi)	Redemption credits available for use in future years
		-if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

						$(34,215,504,084)
						-------------------

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):

						x  0.0001177
						-------------------

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):

						=$     0
						-------------------

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6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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7.	Interest due - if this Form is being filed more than 90 days
	after the end of the issuer's fiscal year (see Instruction D):

						+$       0
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8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:

					 	=$       0
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9.	Date the registration fee and any interest payment was sent to
	the Commission's lockbox depository:   Not Applicable


	Method of Delivery:

	[ ]	Wire Transfer
	[ ]	Mail or other means

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				SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Arthur A. Jensen, Assistant Treasurer
			  -------------------------------------------------
		 	  Arthur A. Jensen, Assistant Treasurer

Date: September 23, 2005
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*Please print the name and title of the signing officer below the signature.